AMOUNTS RECEIVABLE (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amounts Receivable [Abstract]
Current trade receivables	$ 180	$ 0
GST/HST receivable	1,247	2,068
Other receivable	1,051	611
Total	$ 2,478	$ 2,679